Investments in Affiliated Companies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investments in Affiliated Companies

6. Investments in Affiliated Companies

Investments in affiliated companies represent our investment in non-consolidated domestic and foreign entities. These entities are in businesses similar to ours, such as credit reporting, credit scoring and credit monitoring services. All of the investments in affiliated companies are owned by TransUnion Corp. TransUnion Holding has no equity method investments other than the equity method investments owned by TransUnion Corp. These investments are included in other assets on the balance sheet.

We use the equity method to account for investments in affiliates where we have at least a 20% ownership interest or where we are able to exercise significant influence. For these investments, we adjust the carrying value for our proportionate share of the affiliates’ earnings, losses and distributions, as well as for purchases and sales of our ownership interest.

We use the cost method to account for all other nonmarketable investments. For these investments, we adjust the carrying value for purchases and sales of our ownership interests.

For all investments, we adjust the carrying value if we determine that an other-than-temporary impairment in value has occurred. There were no impairments of investments in affiliated companies taken in the three months ended March 31, 2013 or 2012.

Investments in affiliated companies consisted of the following:

(in millions)	TransUnion Corp Successor and TransUnion Holding March 31, 2013	TransUnion Corp Successor and TransUnion Holding December 31, 2012
Total equity method investments	$83.8	$80.7
Total cost method investments	7.9	7.9

Total investments in affiliated companies	$91.7	$88.6

For the three months ended March 31, 2013, TransUnion Holding’s and TransUnion Corp Successor’s earnings from equity method investments were $3.2 million. For the three months ended March 31, 2012, TransUnion Corp Predecessor’s earnings from equity method investments were $3.1 million. Earnings from equity method investees have been included in other income. For the three months ended March 31, 2013, TransUnion Holding’s and TransUnion Corp Successor’s dividends received from equity method investments were $0.1 million. For the three months ended March 31, 2012, TransUnion Corp Predecessor’s dividends received from equity method investments were $0.3 million. These dividends reduce the carrying value of our equity method investments. We did not receive any dividends from cost method investments in either period presented.

Under SEC Regulation S-X, Rule 4-08(g), our investments in TransUnion de Mexico, S.A. and Credit Information Bureau (India) Ltd. are considered significant equity method investments for TransUnion Holding, but not for TransUnion Corp. The summarized financial information required by SEC Regulation S-X, Rule 1-02(bb)(2) consisted of the following:

(in millions)	Significant Equity Method Investments Three Months Ended March 31, 2013
Revenue	$21.2
Operating Income	$9.8
Income from continuing operations	$8.6
Net income	$8.6

9. Investments in Affiliated Companies

Investments in affiliated companies represent our investment in non-consolidated domestic and foreign entities. These entities are in businesses similar to ours, such as credit reporting, credit scoring and credit monitoring services. All of the investments in affiliated companies are owned by TransUnion Corp. TransUnion Holding has no equity method investments other than the equity method investments owned by TransUnion Corp.

We use the equity method to account for investments in affiliates where we have at least a 20% ownership interest or where we are able to exercise significant influence. For these investments, we adjust the carrying value for our proportionate share of the affiliates’ earnings, losses and distributions, as well as for purchases and sales of our ownership interest.

We use the cost method to account for all other nonmarketable investments. For these investments, we adjust the carrying value for purchases and sales of our ownership interests and for distributions received from the affiliates.

For all investments, we adjust the carrying value if we determine that an other-than-temporary impairment in value has occurred. There were no impairments of investments in affiliated companies taken in 2012, 2011 or 2010.

Investments in affiliated companies consisted of the following:

(in millions)	TransUnion Corp. Successor December 31, 2012	TransUnion Corp. Predecessor December 31, 2011
Trans Union de Mexico, S.A. (25.69% ownership interest)	$49.4	$8.5
Credit Information Bureau (India) Ltd. (27.5% ownership interest)	26.6	19.5
All other equity method investments	4.7	6.8

Total equity method investments	$80.7	$34.8
Total cost method investments	7.9	7.9

Total investments in affiliated companies	$88.6	$42.7

These balances are included in other assets on the balance sheet. Included in the increase in equity method investments was a purchase accounting fair value adjustment to the carrying values of certain investments, primarily our investments in the credit bureaus in Mexico and India.

For TransUnion Holding inception through December 31, 2012, and TransUnion Corp. Successor eight months ended December 31, 2012, our share of the earnings in our equity method investments was $8.0 million, including $4.4 million and $1.4 million from investments in the credit bureaus in Mexico and India, respectively. For TransUnion Corp. Predecessor, our share in the earnings of our equity method investees was $4.1 million for the four months ended April 30, 2012, including $2.3 million and $0.6 million from our investments in the credit bureaus in Mexico and India, respectively. For TransUnion Corp. Predecessor, our share in the earnings of our equity method investees was $11.4 million and $8.4 million for the ended December 31, 2011 and 2010, respectively. Earnings from equity method investees have been included in other income. Dividends received from equity method investments for TransUnion Corp. Successor were $9.3 million for the eight months ended December 31, 2012. Dividends received from equity method investments for TransUnion Corp. Predecessor were $0.4 million $8.0 million and $4.9 million for the four months ended April 30, 2012 and the years ended December 31, 2011 and 2010, respectively. Dividends received from cost method investments for TransUnion Corp. Successor were $0.6 for the eight months ended December 31, 2012. TransUnion Corp. Predecessor did not receive any dividends from cost method investments for the four months ended April 30, 2012. Dividends received from cost method investments for TransUnion Corp. Predecessor, were $0.6 million and $0.5 million in 2011 and 2010, respectively. These dividends have been included in other income.